Intangible Assets, Net and Goodwill	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net and Goodwill
Intangible Assets, Net and Goodwill
13.	Intangible Assets, Net and Goodwill

As of December 31, 2025 and 2024, intangible assets and goodwill are summarized as follows:

	2025						2024
			Accumulated		Carrying				Accumulated		Carrying
	Cost		Amortization		Amount		Cost		Amortization		Amount
Intangible assets with indefinite useful lives and goodwill:
Trademarks	Ps.	32,828	Ps.	—	Ps.	32,828	Ps.	32,828	Ps.	—	Ps.	32,828
Concessions		15,070,025		—		15,070,025		15,070,025		—		15,070,025
Goodwill		13,454,998		—		13,454,998		13,454,998		—		13,454,998
		28,557,851		—		28,557,851		28,557,851		—		28,557,851
Intangible assets with finite useful lives:
Trademarks		2,245,835		(2,245,835)		—		2,245,835		(2,245,835)		—
Licenses and software		22,629,288		(18,076,491)		4,552,797		21,320,603		(16,716,480)		4,604,123
Subscriber lists		8,392,469		(8,384,818)		7,651		8,663,463		(8,468,156)		195,307
Payments for concessions		5,824,365		(1,150,669)		4,673,696		5,824,365		(863,002)		4,961,363
Other intangible assets		2,365,713		(1,789,275)		576,438		2,306,185		(1,697,740)		608,445
		41,457,670		(31,647,088)		9,810,582		40,360,451		(29,991,213)		10,369,238
	Ps.	70,015,521	Ps.	(31,647,088)	Ps.	38,368,433	Ps.	68,918,302	Ps.	(29,991,213)	Ps.	38,927,089

Changes in intangible assets with indefinite useful lives and goodwill for the years ended December 31, 2025 and 2024, were as follows:

	2025
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at January 1, 2025	Ps.	32,828	Ps.	15,070,025	Ps.	13,454,998	Ps.	28,557,851
Acquisitions		—		—		—		—
Balance at December 31, 2025	Ps.	32,828	Ps.	15,070,025	Ps.	13,454,998	Ps.	28,557,851

	2024
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at January 1, 2024	Ps.	32,828	Ps.	15,166,067	Ps.	13,904,998	Ps.	29,103,893
Acquisitions		—		21,564		—		21,564
Retirements and impairment adjustments		—		(117,606)		(450,000)		(567,606)
Balance at December 31, 2024	Ps.	32,828	Ps.	15,070,025	Ps.	13,454,998	Ps.	28,557,851

Changes in intangible assets with finite useful lives for the years ended December 31, 2025 and 2024, were as follows:

	2025
			Licenses						Other
			and		Subscriber		Payments for		Intangible
	Trademarks		Software		Lists		Concessions		Assets		Total
Cost:
Balance at January 1, 2025	Ps.	2,245,835	Ps.	21,320,603	Ps.	8,663,463	Ps.	5,824,365	Ps.	2,306,185	Ps.	40,360,451
Additions		—		1,184,996		—		—		102,114		1,287,110
Transfers from property, plant and equipment		—		211,083		—		—		—		211,083
Reclassifications from other accounts		—		340		5,100		—		(5,440)		—
Retirements		—		(42,480)		(262,906)		—		(37,146)		(342,532)
Effect of translation		—		(45,254)		(13,188)		—		—		(58,442)
Balance at December 31, 2025		2,245,835		22,629,288		8,392,469		5,824,365		2,365,713		41,457,670
Accumulated amortization:
Balance at January 1, 2025		(2,245,835)		(16,716,480)		(8,468,156)		(863,002)		(1,697,740)		(29,991,213)
Amortization of the year		—		(1,342,296)		(230,997)		(287,667)		(55,921)		(1,916,881)
Other amortization of the year		—		—		—		—		(1,376)		(1,376)
Transfers and reclassifications		—		(340)		38,241		—		(37,901)		—
Reclassifications from other accounts		—		(62,736)		—		—		—		(62,736)
Retirements		—		680		262,906		—		3,663		267,249
Effect of translation		—		44,681		13,188		—		—		57,869
Balance at December 31, 2025		(2,245,835)		(18,076,491)		(8,384,818)		(1,150,669)		(1,789,275)		(31,647,088)
	Ps.	—	Ps.	4,552,797	Ps.	7,651	Ps.	4,673,696	Ps.	576,438	Ps.	9,810,582

	2024
			Licenses						Other
			and		Subscriber		Payments for		Intangible
	Trademarks		Software		Lists		Concessions		Assets		Total
Cost:
Balance at January 1, 2024	Ps.	2,236,012	Ps.	16,990,167	Ps.	8,779,649	Ps.	5,824,365	Ps.	3,680,220	Ps.	37,510,413
Additions		9,823		1,266,988		—		—		80,479		1,357,290
Transfers from property, plant and equipment		—		770,090		—		—		—		770,090
Reclassifications from other accounts		—		2,435,700		—		—		356,674		2,792,374
Retirements and impairment adjustments		—		(204,742)		(134,846)		—		(1,814,206)		(2,153,794)
Effect of translation		—		62,400		18,660		—		3,018		84,078
Balance at December 31, 2024		2,245,835		21,320,603		8,663,463		5,824,365		2,306,185		40,360,451
Accumulated amortization:
Balance at January 1, 2024		(2,187,698)		(12,594,645)		(8,177,490)		(575,335)		(2,689,296)		(26,224,464)
Amortization of the year		(58,137)		(2,395,212)		(312,184)		(287,667)		(67,002)		(3,120,202)
Other amortization of the year (1)		—		—		—		—		(47,628)		(47,628)
Transfers and reclassifications		—		—		4,770		—		(4,770)		—
Reclassifications from other accounts		—		(1,242,761)		(79,806)		—		(83,289)		(1,405,856)
Retirements and impairment adjustments		—		(421,290)		115,214		—		1,196,395		890,319
Effect of translation		—		(62,572)		(18,660)		—		(2,150)		(83,382)
Balance at December 31, 2024		(2,245,835)		(16,716,480)		(8,468,156)		(863,002)		(1,697,740)		(29,991,213)
	Ps.	—	Ps.	4,604,123	Ps.	195,307	Ps.	4,961,363	Ps.	608,445	Ps.	10,369,238

(1)	Other amortization of the year relates to discontinued operations, primarily to amortization of soccer player rights for the one-month period ended January 31, 2024.

Amortization charges are presented in Note 21. Amortization charged to income for the years ended December 31, 2025 and 2024 was Ps.1,916,881 and Ps.3,120,202, respectively. Additional amortization charged to income for the year ended December 31, 2025 was Ps.1,376 and for the year ended December 31, 2024, included Ps.47,628 corresponding to amortization of discontinued operations for the period of one month ended January 31, 2024, in connection with amortization of soccer player rights.

Derived from the annual impairment test of intangible assets with indefinite useful lives at the Telecom CGUs, in the fourth quarter of 2024, the Group recognized in 2024 an impairment loss in goodwill and intangible assets with indefinite and finite useful lives in the aggregate amount of Ps.1,167,264 (see Note 22).

The main events and circumstances that led to the recognition of impairment losses were primarily a decline in sales. This decline was influenced by market conditions and competitive pressures, resulting in lower-than-expected revenue. Management revised its future projections to reflect a more cautious outlook, considering the current economic environment and potential risks.

The changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions for the years ended December 31, 2025 and 2024, were as follows:

			Indefinite-lived		Indefinite-lived
	Goodwill		Trademarks		Concessions
Balance as of January 1, 2024	Ps.	13,904,998	Ps.	32,828	Ps.	15,166,067
Acquisitions		—		—		21,564
Impairment adjustments		(450,000)		—		(117,606)
Balance at December 31, 2024		13,454,998		32,828		15,070,025
Acquisitions		—		—		—
Impairment adjustments		—		—		—
Balance at December 31, 2025	Ps.	13,454,998	Ps.	32,828	Ps.	15,070,025

Until 2023, the Group had determined that it had five CGUs in its former Cable segment. During 2024 the Group determined that there was a change in the composition of its CGUs as a result of the following: (i) in 2023 a new CEO and a CFO were designated for the Group’s former Cable segment which led to the implementation of a restructure in such segment and a redefinition of the operating strategy; (ii) intercompany mergers to align to the strategy took place during 2024; (iii) measurement and monitoring of financial performance (returns and assets (infrastructure)) including the analysis of cash flow generation as well as decision making is performed at the level of residential services (Residential operations) and business services (Enterprise operations). This change in the organizational structure and how management monitors operations and make business decisions, resulted in the change in the CGU composition. Based on the above, the new CGUs “Residential and “Enterprise” have been determined in accordance with the best judgment of management and considers the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other groups of assets and for which management monitors and makes decisions about the continuity or disposing of the assets or these operations. The change resulted in reallocation of a portion of goodwill and intangible assets with indefinite useful lives across the Residential and Enterprise CGUs. The reallocation was performed using a relative value approach. In the fourth quarter of 2025, the Group determined that it has three CGUs in its Telecom segment, including the CGU for its Sky services (Satellite operations or “Satellite”).

The key assumptions used for either fair value less cost of disposal or value in use calculations of goodwill and intangible assets in 2025, were as follows (see Note 15):

	Telecom
	Residential		Satellite	Enterprise
Value in use calculations:
Long-term growth rate		3.3%	2.0%		3.3%
Post-tax discount rate		10.5%	11.0%		10.7%
Pre-tax discount rate		14.3%	15.1%		14.4%
Fair value calculations:	Minimum	Maximum		Minimum	Maximum
Multiple of sales	1.6	3.2	N/A	1.4	3.7
Multiple of EBITDA (as defined)	3.6	8.4	N/A	4.4	8.0

The key assumptions used for either fair value less cost of disposal or value in use calculations of goodwill and intangible assets in 2024, were as follows (see Note 15):

	Telecom
	Residential		Satellite	Enterprise
Value in use calculations:
Long-term growth rate		3.7%	2.0%		3.7%
Post-tax discount rate		11.0%	11.3%		11.0%
Pre-tax discount rate		14.0%	14.3%		14.0%
Fair value calculations:	Minimum	Maximum		Minimum	Maximum
Multiple of sales	1.7	3.7	N/A	1.0	2.7
Multiple of EBITDA (as defined)	3.8	7.9	N/A	3.2	6.7

The estimated recoverable amount of one of the CGUs of the Group’s Telecom segment exceeded its carrying amount by approximately Ps.519,500. Management has identified that a reasonable possible change in the key assumptions identified above could cause the carrying amount in 2025 to exceed the recoverable amount of one of the two CGUs with indefinite-life intangible assets tested for impairment. The change required for the carrying amount to equal the recoverable amount is a 0.30% increase in the discount rate (equivalent to a 30 basis-point change) or a 0.30% increase in the long-term growth rate (equivalent to a 90 basis-point change).

Management has identified that a reasonable possible change in the key assumptions identified above could cause the carrying amount in 2024 to exceed the recoverable amount of one of the two CGUs with indefinite-life intangible assets tested for impairment. The change required for the carrying amount to equal the recoverable amount is a 0.02% decrease in the discount rate (equivalent to a 2 basis-point change) or a 1.7% decrease in the long-term growth rate (equivalent to a 170 basis-point change).